Note 4 - Accrued Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Assets Disclosure [Text Block]
4.
          Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December
31,
2016
and
2015:

	2016	2015
Accrued compensation	$201,170	$1,305
Accrued directors’ fees	78,070	-
Other accrued expenses	15,000	24,750
Total accrued expenses	$294,240	$26,055